Note 6 - Operating Segments Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments Reporting
Group Total Assets Operating Segment
Total assets by operating segments (Millions of Euros)
	2020	2019	2018
Spain	405.878	364.427	353.923
The United States	93.953	88.529	82.057
Mexico	110.224	109.079	97.432
Turkey	59.585	64.416	66.250
South America	55.435	54.996	54.373
Rest of Eurasia	22.881	23.257	18.845
Subtotal assets by operating segments	747.957	704.703	672.880
Corporate Center and adjustments	(11.781)	(6.967)	2.796
Total assets BBVA Group	736.176	697.737	675.675

Income By Operating Segment
	BBVA Group	Spain	The United States	Mexico	Turkey	South America	Rest of Eurasia	Corporate Center	Adjustments (***)
2020
Net interest income	14.592	3.553	2.284	5.415	2.783	2.701	214	(149)	(2.209)
Gross income	20.166	5.554	3.152	7.017	3.573	3.225	510	(57)	(2.808)
Operating income	11.079	2.515	1.281	4.677	2.544	1.853	225	(876)	(1.140)
Operating profit /(loss) before tax	5.248	809	502	2.472	1.522	896	184	(1.160)	22
Profit (loss) after tax from discontinued operations	(1.729)	-	-	-	-	-	-	-	(1.729)
Net attributable profit (loss) (**)	1.305	606	429	1.759	563	446	137	(2.635)	-
2019 (*)
Net interest income	15.789	3.567	2.395	6.209	2.814	3.196	175	(233)	(2.335)
Gross income	21.522	5.656	3.223	8.029	3.590	3.850	454	(339)	(2.941)
Operating income	11.368	2.402	1.257	5.384	2.375	2.276	161	(1.294)	(1.193)
Operating profit /(loss) before tax	7.046	1.878	705	3.691	1.341	1.396	163	(1.457)	(670)
Profit (loss) after tax from discontinued operations	(758)	-	-	-	-	-	-	-	(758)
Net attributable profit (loss) (**)	3.512	1.386	590	2.699	506	721	127	(2.517)	-
2018 (*)
Net interest income	15.285	3.618	2.276	5.568	3.135	3.009	175	(269)	(2.227)
Gross income	20.936	5.888	2.989	7.193	3.901	3.701	415	(420)	(2.731)
Operating income	10.883	2.554	1.129	4.800	2.654	1.992	128	(1.291)	(1.083)
Operating profit /(loss) before tax	7.565	1.840	920	3.269	1.444	1.288	147	(1.329)	(15)
Profit (loss) after tax from discontinued operations	704	-	-	-	-	-	-	-	704
Net attributable profit (loss) (**)	5.400	1.400	736	2.367	567	578	96	(343)	-